STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Stock-based compensation	$ 137,356	$ 600,000	$ 2,264,081	$ 0